S000081637 [Member] Annual Fund Operating Expenses - iShares MSCI Emerging Markets Value Factor ETF - iShares MSCI Emerging Markets Value Factor ETF	Aug. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.